Summary of Significant Accounting Policies and Disclosures (Details) € in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($) DerivativeInstruments	Jun. 30, 2026 USD ($) Segment $ / T	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Apr. 04, 2024 EUR (€) € / item
Summary of Significant Accounting Policies and Disclosures [Abstract]
Interest costs capitalized		$ 0	$ 0
Useful life of vessels		30 years
Estimated residual scrap value of vessels per lightweight ton (in Dollars per US Ton) | $ / T		400
Transfer of disposal group asset is expected to qualify for recognition,completion of sale period		1 year
Period of finite lived asset impairment test		4 years
Impairment of vessels			0	$ 0
Gain (loss) due to modification of time charter		$ (4,425)	(2,738)
Other current assets		9,807		12,643
Other non current assets		8,079		10,344
Current laibility from straight-line basis		4,770		8,624
Non-current laibility from straight-line basis		$ 6,968		3,797
Number of reportable segments (in Segment) | Segment		1
Number of operating segments (in Segment) | Segment		1
Fair value adjustments of derivative asset		$ (1,113)	(2,831)	(4,952)
Amount of foreign exchange reverse convertible transactions		33,000		0
Amount of matured foreign exchange reverse convertible transactions		(12,000)		0
Derivative assets		22,954		5,234		$ 20,406
Fair value adjustment on FX Reverse Convertible instruments		$ (73)	0	0
Interest Rate Cap [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Term of variable rate		1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	LIBOR [Member]	SOFR [Member]
Interest rate caps		0.64%
Fair value adjustments of derivative asset		$ (1,113)	$ (2,831)
Percentage of outstanding floating debt		38.00%
Foreign Exchange Option [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Notional amount | €							€ 3,000
Foreign currency option strike price (in Euro per Item) | € / item							1.1
Derivative assets		$ 20,986		$ 0
Designated As Hedging Instrument [Member] | Interest Rate Cap [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Notional amount	$ 253,946				$ 484,106
Term of variable rate					1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					LIBOR [Member]
Interest rate caps					0.75%
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Notional amount	$ 507,891
Number of derivatives purchased (in DerivativeInstruments) | DerivativeInstruments	2
Term of variable rate	1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	LIBOR [Member]
Interest rate caps	0.75%
Vessels Sale Agreement [Member] | Ian H, Manet, Kumasi and Julie [Member]
Summary of Significant Accounting Policies and Disclosures [Abstract]
Property Plant and Equipment Sale Price		$ 65,500